Joint operations (Tables)	12 Months Ended
Dec. 31, 2025
Joint operations [Abstract]
Joint operations proportionate interest in net assets table
Cameco reflects its proportionate interest in these assets and liabilities as follows:
Principal place
of business Ownership 2025 2024
Total assets
McArthur River Canada 69.81% $ 1,011,469 $ 963,183
Key Lake Canada 83.33% 516,791 485,635
Cigar Lake Canada 54.55% 978,600 1,010,646
$ 2,506,860 $ 2,459,464
Total liabilities
McArthur River 69.81% $ 57,890 $ 53,373
Key Lake 83.33% 264,001 248,107
Cigar Lake 54.55% 65,569 57,125
$ 387,460 $ 358,605